Investments in Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Financial Instruments [Abstract]
Schedule of Investments in Financial Instruments	The balances as of December 31, 2023 and 2022 are as follows:
	2023	2022

Other stock instruments	$1,461,865	$1,758,605